Organization and Basis of Presentation (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number of reportable segments	1	1
Virtu Financial, LLC and subsidiaries
Number of reportable segments		1